Reinsurance - Schedule of Reinsurance Recoverables (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Reinsurance Disclosures [Abstract]
Ceded future policyholder benefits and expenses	$ 2,103.2	$ 2,130.0
Ceded unearned premium	24.4	27.1
Ceded claims and benefits payable	1,179.2	1,254.7
Ceded paid losses	16.4	12.7
Total	$ 3,323.2	$ 3,424.5